Hedging derivatives - IBOR reform (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedges [line items]
Notional amount	€ 360,626	€ 362,464	€ 318,807
Fair value hedges
Disclosure of detailed information about hedges [line items]
Notional amount	199,260	202,548	178,719
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	181,582	183,586	163,069
Fair value hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	8,434	8,698	12,237
Fair value hedges | Exchange rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	9,037	10,006	3,191
Cash flow hedges
Disclosure of detailed information about hedges [line items]
Notional amount	139,156	135,439	118,400
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	74,731	55,810	39,165
Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	27,021	38,938	34,383
Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	€ 23,483	€ 31,803	€ 38,457
IBOR Reform Phase I and II
Disclosure of detailed information about hedges [line items]
Percentage of notional amount affected by IBOR Reforms	16.66%
Percentage of hedged items to notional amount affected by IBR Reforms	11.75%
Notional amount	€ 96,814
IBOR Reform Phase I and II | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	55,266
IBOR Reform Phase I and II | Fair value hedges
Disclosure of detailed information about hedges [line items]
Notional amount	57,681
IBOR Reform Phase I and II | Fair value hedges | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	35,672
IBOR Reform Phase I and II | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	54,413
IBOR Reform Phase I and II | Fair value hedges | Interest rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	34,759
IBOR Reform Phase I and II | Fair value hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	3,268
IBOR Reform Phase I and II | Fair value hedges | Interest rate and exchange rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	886
IBOR Reform Phase I and II | Fair value hedges | Exchange rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	27
IBOR Reform Phase I and II | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Notional amount	39,133
IBOR Reform Phase I and II | Cash flow hedges | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	19,594
IBOR Reform Phase I and II | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	14,513
IBOR Reform Phase I and II | Cash flow hedges | Interest rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	14,319
IBOR Reform Phase I and II | Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	21,785
IBOR Reform Phase I and II | Cash flow hedges | Interest rate and exchange rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	4,061
IBOR Reform Phase I and II | Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	2,835
IBOR Reform Phase I and II | Cash flow hedges | Exchange rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	1,214
IBOR Reform Phase I and II | Fair value hedges, maturing after transition date
Disclosure of detailed information about hedges [line items]
Notional amount	33,518
IBOR Reform Phase I and II | Fair value hedges, maturing after transition date | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	29,609
IBOR Reform Phase I and II | Fair value hedges, maturing after transition date | Interest rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	31,421
IBOR Reform Phase I and II | Fair value hedges, maturing after transition date | Interest rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	29,001
IBOR Reform Phase I and II | Fair value hedges, maturing after transition date | Interest rate and exchange rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	2,097
IBOR Reform Phase I and II | Fair value hedges, maturing after transition date | Interest rate and exchange rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	608
IBOR Reform Phase I and II | Cash flow hedges, maturing after transition date
Disclosure of detailed information about hedges [line items]
Notional amount	26,561
IBOR Reform Phase I and II | Cash flow hedges, maturing after transition date | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	12,762
IBOR Reform Phase I and II | Cash flow hedges, maturing after transition date | Interest rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	9,003
IBOR Reform Phase I and II | Cash flow hedges, maturing after transition date | Interest rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	8,891
IBOR Reform Phase I and II | Cash flow hedges, maturing after transition date | Interest rate and exchange rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	15,961
IBOR Reform Phase I and II | Cash flow hedges, maturing after transition date | Interest rate and exchange rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	2,744
IBOR Reform Phase I and II | Cash flow hedges, maturing after transition date | Exchange rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	1,597
IBOR Reform Phase I and II | Cash flow hedges, maturing after transition date | Exchange rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	1,127
IBOR Reform Phase I and II | Hedging instruments with maturity after the transition date
Disclosure of detailed information about hedges [line items]
Notional amount	60,079
IBOR Reform Phase I and II | Hedging instruments with maturity after the transition date | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	42,371
IBOR Reform Phase I and II | GBP LIBOR
Disclosure of detailed information about hedges [line items]
Notional amount	57,072
IBOR Reform Phase I and II | GBP LIBOR | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	39,177
IBOR Reform Phase I and II | GBP LIBOR | Fair value hedges
Disclosure of detailed information about hedges [line items]
Notional amount	38,304
IBOR Reform Phase I and II | GBP LIBOR | Fair value hedges | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	33,544
IBOR Reform Phase I and II | GBP LIBOR | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	37,450
IBOR Reform Phase I and II | GBP LIBOR | Fair value hedges | Interest rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	33,266
IBOR Reform Phase I and II | GBP LIBOR | Fair value hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	854
IBOR Reform Phase I and II | GBP LIBOR | Fair value hedges | Interest rate and exchange rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	278
IBOR Reform Phase I and II | GBP LIBOR | Fair value hedges | Exchange rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	0
IBOR Reform Phase I and II | GBP LIBOR | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Notional amount	18,768
IBOR Reform Phase I and II | GBP LIBOR | Cash flow hedges | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	5,633
IBOR Reform Phase I and II | GBP LIBOR | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	1,741
IBOR Reform Phase I and II | GBP LIBOR | Cash flow hedges | Interest rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	1,741
IBOR Reform Phase I and II | GBP LIBOR | Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	16,528
IBOR Reform Phase I and II | GBP LIBOR | Cash flow hedges | Interest rate and exchange rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	3,892
IBOR Reform Phase I and II | GBP LIBOR | Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	499
IBOR Reform Phase I and II | GBP LIBOR | Cash flow hedges | Exchange rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	0
IBOR Reform Phase I and II | GBP LIBOR | Fair value hedges, maturing after transition date
Disclosure of detailed information about hedges [line items]
Notional amount	16,036
IBOR Reform Phase I and II | GBP LIBOR | Fair value hedges, maturing after transition date | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	27,508
IBOR Reform Phase I and II | GBP LIBOR | Fair value hedges, maturing after transition date | Interest rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	15,608
IBOR Reform Phase I and II | GBP LIBOR | Fair value hedges, maturing after transition date | Interest rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	27,508
IBOR Reform Phase I and II | GBP LIBOR | Fair value hedges, maturing after transition date | Interest rate and exchange rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	428
IBOR Reform Phase I and II | GBP LIBOR | Fair value hedges, maturing after transition date | Interest rate and exchange rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	0
IBOR Reform Phase I and II | GBP LIBOR | Cash flow hedges, maturing after transition date
Disclosure of detailed information about hedges [line items]
Notional amount	13,883
IBOR Reform Phase I and II | GBP LIBOR | Cash flow hedges, maturing after transition date | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	3,624
IBOR Reform Phase I and II | GBP LIBOR | Cash flow hedges, maturing after transition date | Interest rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	980
IBOR Reform Phase I and II | GBP LIBOR | Cash flow hedges, maturing after transition date | Interest rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	980
IBOR Reform Phase I and II | GBP LIBOR | Cash flow hedges, maturing after transition date | Interest rate and exchange rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	12,405
IBOR Reform Phase I and II | GBP LIBOR | Cash flow hedges, maturing after transition date | Interest rate and exchange rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	2,644
IBOR Reform Phase I and II | GBP LIBOR | Cash flow hedges, maturing after transition date | Exchange rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	498
IBOR Reform Phase I and II | GBP LIBOR | Cash flow hedges, maturing after transition date | Exchange rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	0
IBOR Reform Phase I and II | GBP LIBOR | Hedging instruments with maturity after the transition date
Disclosure of detailed information about hedges [line items]
Notional amount	29,919
IBOR Reform Phase I and II | GBP LIBOR | Hedging instruments with maturity after the transition date | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	31,132
IBOR Reform Phase I and II | USD LIBOR
Disclosure of detailed information about hedges [line items]
Notional amount	34,671
IBOR Reform Phase I and II | USD LIBOR | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	13,025
IBOR Reform Phase I and II | USD LIBOR | Fair value hedges
Disclosure of detailed information about hedges [line items]
Notional amount	16,163
IBOR Reform Phase I and II | USD LIBOR | Fair value hedges | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	411
IBOR Reform Phase I and II | USD LIBOR | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	14,600
IBOR Reform Phase I and II | USD LIBOR | Fair value hedges | Interest rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	384
IBOR Reform Phase I and II | USD LIBOR | Fair value hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	1,563
IBOR Reform Phase I and II | USD LIBOR | Fair value hedges | Interest rate and exchange rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	0
IBOR Reform Phase I and II | USD LIBOR | Fair value hedges | Exchange rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	27
IBOR Reform Phase I and II | USD LIBOR | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Notional amount	18,508
IBOR Reform Phase I and II | USD LIBOR | Cash flow hedges | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	12,614
IBOR Reform Phase I and II | USD LIBOR | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	12,772
IBOR Reform Phase I and II | USD LIBOR | Cash flow hedges | Interest rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	12,578
IBOR Reform Phase I and II | USD LIBOR | Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	4,484
IBOR Reform Phase I and II | USD LIBOR | Cash flow hedges | Interest rate and exchange rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	0
IBOR Reform Phase I and II | USD LIBOR | Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	1,252
IBOR Reform Phase I and II | USD LIBOR | Cash flow hedges | Exchange rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	36
IBOR Reform Phase I and II | USD LIBOR | Fair value hedges, maturing after transition date
Disclosure of detailed information about hedges [line items]
Notional amount	14,381
IBOR Reform Phase I and II | USD LIBOR | Fair value hedges, maturing after transition date | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	384
IBOR Reform Phase I and II | USD LIBOR | Fair value hedges, maturing after transition date | Interest rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	13,563
IBOR Reform Phase I and II | USD LIBOR | Fair value hedges, maturing after transition date | Interest rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	384
IBOR Reform Phase I and II | USD LIBOR | Fair value hedges, maturing after transition date | Interest rate and exchange rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	818
IBOR Reform Phase I and II | USD LIBOR | Fair value hedges, maturing after transition date | Interest rate and exchange rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	0
IBOR Reform Phase I and II | USD LIBOR | Cash flow hedges, maturing after transition date
Disclosure of detailed information about hedges [line items]
Notional amount	10,912
IBOR Reform Phase I and II | USD LIBOR | Cash flow hedges, maturing after transition date | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	7,947
IBOR Reform Phase I and II | USD LIBOR | Cash flow hedges, maturing after transition date | Interest rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	8,023
IBOR Reform Phase I and II | USD LIBOR | Cash flow hedges, maturing after transition date | Interest rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	7,911
IBOR Reform Phase I and II | USD LIBOR | Cash flow hedges, maturing after transition date | Interest rate and exchange rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	2,853
IBOR Reform Phase I and II | USD LIBOR | Cash flow hedges, maturing after transition date | Interest rate and exchange rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	0
IBOR Reform Phase I and II | USD LIBOR | Cash flow hedges, maturing after transition date | Exchange rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	36
IBOR Reform Phase I and II | USD LIBOR | Cash flow hedges, maturing after transition date | Exchange rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	36
IBOR Reform Phase I and II | USD LIBOR | Hedging instruments with maturity after the transition date
Disclosure of detailed information about hedges [line items]
Notional amount	25,293
IBOR Reform Phase I and II | USD LIBOR | Hedging instruments with maturity after the transition date | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	8,331
IBOR Reform Phase I and II | CHF LIBOR
Disclosure of detailed information about hedges [line items]
Notional amount	2,777
IBOR Reform Phase I and II | CHF LIBOR | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	1,347
IBOR Reform Phase I and II | CHF LIBOR | Fair value hedges
Disclosure of detailed information about hedges [line items]
Notional amount	1,315
IBOR Reform Phase I and II | CHF LIBOR | Fair value hedges | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	0
IBOR Reform Phase I and II | CHF LIBOR | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	464
IBOR Reform Phase I and II | CHF LIBOR | Fair value hedges | Interest rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	0
IBOR Reform Phase I and II | CHF LIBOR | Fair value hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	851
IBOR Reform Phase I and II | CHF LIBOR | Fair value hedges | Interest rate and exchange rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	0
IBOR Reform Phase I and II | CHF LIBOR | Fair value hedges | Exchange rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	0
IBOR Reform Phase I and II | CHF LIBOR | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Notional amount	1,462
IBOR Reform Phase I and II | CHF LIBOR | Cash flow hedges | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	1,347
IBOR Reform Phase I and II | CHF LIBOR | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	0
IBOR Reform Phase I and II | CHF LIBOR | Cash flow hedges | Interest rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	0
IBOR Reform Phase I and II | CHF LIBOR | Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	378
IBOR Reform Phase I and II | CHF LIBOR | Cash flow hedges | Interest rate and exchange rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	169
IBOR Reform Phase I and II | CHF LIBOR | Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	1,084
IBOR Reform Phase I and II | CHF LIBOR | Cash flow hedges | Exchange rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	1,178
IBOR Reform Phase I and II | CHF LIBOR | Fair value hedges, maturing after transition date
Disclosure of detailed information about hedges [line items]
Notional amount	1,267
IBOR Reform Phase I and II | CHF LIBOR | Fair value hedges, maturing after transition date | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	0
IBOR Reform Phase I and II | CHF LIBOR | Fair value hedges, maturing after transition date | Interest rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	416
IBOR Reform Phase I and II | CHF LIBOR | Fair value hedges, maturing after transition date | Interest rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	0
IBOR Reform Phase I and II | CHF LIBOR | Fair value hedges, maturing after transition date | Interest rate and exchange rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	851
IBOR Reform Phase I and II | CHF LIBOR | Fair value hedges, maturing after transition date | Interest rate and exchange rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	0
IBOR Reform Phase I and II | CHF LIBOR | Cash flow hedges, maturing after transition date
Disclosure of detailed information about hedges [line items]
Notional amount	1,371
IBOR Reform Phase I and II | CHF LIBOR | Cash flow hedges, maturing after transition date | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	1,191
IBOR Reform Phase I and II | CHF LIBOR | Cash flow hedges, maturing after transition date | Interest rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	0
IBOR Reform Phase I and II | CHF LIBOR | Cash flow hedges, maturing after transition date | Interest rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	0
IBOR Reform Phase I and II | CHF LIBOR | Cash flow hedges, maturing after transition date | Interest rate and exchange rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	308
IBOR Reform Phase I and II | CHF LIBOR | Cash flow hedges, maturing after transition date | Interest rate and exchange rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	100
IBOR Reform Phase I and II | CHF LIBOR | Cash flow hedges, maturing after transition date | Exchange rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	1,063
IBOR Reform Phase I and II | CHF LIBOR | Cash flow hedges, maturing after transition date | Exchange rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	1,091
IBOR Reform Phase I and II | CHF LIBOR | Hedging instruments with maturity after the transition date
Disclosure of detailed information about hedges [line items]
Notional amount	2,638
IBOR Reform Phase I and II | CHF LIBOR | Hedging instruments with maturity after the transition date | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	1,191
IBOR Reform Phase I and II | Other
Disclosure of detailed information about hedges [line items]
Notional amount	2,294
IBOR Reform Phase I and II | Other | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	1,717
IBOR Reform Phase I and II | Other | Fair value hedges
Disclosure of detailed information about hedges [line items]
Notional amount	1,899
IBOR Reform Phase I and II | Other | Fair value hedges | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	1,717
IBOR Reform Phase I and II | Other | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	1,899
IBOR Reform Phase I and II | Other | Fair value hedges | Interest rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	1,109
IBOR Reform Phase I and II | Other | Fair value hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	0
IBOR Reform Phase I and II | Other | Fair value hedges | Interest rate and exchange rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	608
IBOR Reform Phase I and II | Other | Fair value hedges | Exchange rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	0
IBOR Reform Phase I and II | Other | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Notional amount	395
IBOR Reform Phase I and II | Other | Cash flow hedges | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	0
IBOR Reform Phase I and II | Other | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	0
IBOR Reform Phase I and II | Other | Cash flow hedges | Interest rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	0
IBOR Reform Phase I and II | Other | Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	395
IBOR Reform Phase I and II | Other | Cash flow hedges | Interest rate and exchange rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	0
IBOR Reform Phase I and II | Other | Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	0
IBOR Reform Phase I and II | Other | Cash flow hedges | Exchange rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	0
IBOR Reform Phase I and II | Other | Fair value hedges, maturing after transition date
Disclosure of detailed information about hedges [line items]
Notional amount	1,834
IBOR Reform Phase I and II | Other | Fair value hedges, maturing after transition date | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	1,717
IBOR Reform Phase I and II | Other | Fair value hedges, maturing after transition date | Interest rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	1,834
IBOR Reform Phase I and II | Other | Fair value hedges, maturing after transition date | Interest rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	1,109
IBOR Reform Phase I and II | Other | Fair value hedges, maturing after transition date | Interest rate and exchange rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	0
IBOR Reform Phase I and II | Other | Fair value hedges, maturing after transition date | Interest rate and exchange rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	608
IBOR Reform Phase I and II | Other | Cash flow hedges, maturing after transition date
Disclosure of detailed information about hedges [line items]
Notional amount	395
IBOR Reform Phase I and II | Other | Cash flow hedges, maturing after transition date | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	0
IBOR Reform Phase I and II | Other | Cash flow hedges, maturing after transition date | Interest rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	0
IBOR Reform Phase I and II | Other | Cash flow hedges, maturing after transition date | Interest rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	0
IBOR Reform Phase I and II | Other | Cash flow hedges, maturing after transition date | Interest rate and exchange rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	395
IBOR Reform Phase I and II | Other | Cash flow hedges, maturing after transition date | Interest rate and exchange rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	0
IBOR Reform Phase I and II | Other | Cash flow hedges, maturing after transition date | Exchange rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	0
IBOR Reform Phase I and II | Other | Cash flow hedges, maturing after transition date | Exchange rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	0
IBOR Reform Phase I and II | Other | Hedging instruments with maturity after the transition date
Disclosure of detailed information about hedges [line items]
Notional amount	2,229
IBOR Reform Phase I and II | Other | Hedging instruments with maturity after the transition date | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	€ 1,717